Bank Loans (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Short-Term Debt [Line Items]
Bank loan	$ 18,820,580	$ 6,387,057
Less: current portion of bank loans	(542,264)	(172,629)
Bank loans, non-current	18,278,316	6,214,428
C E B A Loan [Member]
Short-Term Debt [Line Items]
Bank loan	160,060	95,424
Less: unamortized financing cost	(49,130)	(31,808)
National Bank [Member]
Short-Term Debt [Line Items]
Bank loan	6,190,292	6,323,441
H S B C Bank [Member]
Short-Term Debt [Line Items]
Bank loan	12,497,225	0
T D Trust [Member]
Short-Term Debt [Line Items]
Bank loan	9,728	0
R B C Line Of Credit [Member]
Short-Term Debt [Line Items]
Bank loan	$ 12,405	$ 0